S000004436 [Member] Expense Example - iShares ESG Optimized MSCI USA ETF - iShares ESG Optimized MSCI USA ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318